UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2009

Check here if Amendment:           | |; Amendment Number:

This Amendment (Check only one):   | | is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Cobalt Capital Management, Inc.

Address:  237 Park Avenue, Suite 900
          New York, New York 10017


13F File Number: 028-04967

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Wayne Cooperman
Title:  President
Phone:  (212) 808-3756


Signature, Place and Date of Signing:

  /s/ Wayne Cooperman           New York, New York            May 15, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  73

Form 13F Information Table Value Total:  $784,758
                                        (in thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.  Form 13F File Number       Name

     1.   028-13397                  Cobalt Offshore Master Fund LP*

     2.   028-10572                  Cobalt Partners, L.P.

     3.   028-12326                  Cobalt Partners II, L.P.
         -----------------------     ------------------------------------

*Cobalt Offshore Master Fund LP ("COMF") is the successor to all Section 13(f) securities previously held by Cobalt Offshore Fund Limited (Form 13F File
Number: 028-10571; CIK: 0001071570) ("COF"). As a result, COMF has succeeded to the Form 13F filing obligations of COF.


                                          FORM 13F INFORMATION TABLE




COLUMN 1                      COLUMN  2         COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6       COL 7       COLUMN 8

                              TITLE                        VALUE    SHRS OR    SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
NAME OF ISSUER                OF CLASS          CUSIP      (X$1000) PRN AMT    PRN CALL  DISCRETION      MGRS      SOLE SHARED  NONE
--------------                --------          -----      -------- -------    --- ----  ----------      ----      ---- ------  ----
ACADIA RLTY TR                COM SH BEN INT    004239109   2,419      228,000 SH        SHARED-DEFINED  1, 2, 3          228,000
AETNA INC NEW                 COM               00817Y108  16,423      675,000 SH        SHARED-DEFINED  1, 2, 3          675,000
AK STL HLDG CORP              COM               001547108     712      100,000 SH        SHARED-DEFINED  1, 2, 3          100,000
ANADARKO PETE CORP            COM               032511107   5,834      150,000 SH        SHARED-DEFINED  1, 2, 3          150,000
APOLLO INVT CORP              COM               03761U106     348      100,000 SH        SHARED-DEFINED  1, 2, 3          100,000
ATLAS AMER INC                COM               049167109  48,010    5,486,897 SH        SHARED-DEFINED  1, 2, 3        5,486,897
ATLAS ENERGY RESOURCES LLC    COM               049303100  37,717    3,575,107 SH        SHARED-DEFINED  1, 2, 3        3,575,107
ATLAS PIPELINE PARTNERS LP    UNIT L P INT      049392103   1,879      479,340 SH        SHARED-DEFINED  1, 2, 3          479,340
BANK OF AMERICA CORPORATION   COM               060505104   1,364      200,000 SH        SHARED-DEFINED  1, 2, 3          200,000
BARRETT BILL CORP             NOTE 5.000% 3/1   06846NAA2   3,963    5,000,000 PRN       SHARED-DEFINED  1, 2, 3        5,000,000
BLACKROCK INC                 COM               09247X101   2,601       20,000 SH        SHARED-DEFINED  1, 2, 3           20,000
CABOT OIL & GAS CORP          COM               127097103   1,709       72,500 SH        SHARED-DEFINED  1, 2, 3           72,500
CARDINAL HEALTH INC           COM               14149Y108   8,223      261,200 SH        SHARED-DEFINED  1, 2, 3          261,200
CF INDS HLDGS INC             COM               125269100   3,329       46,800 SH        SHARED-DEFINED  1, 2, 3           46,800
CME GROUP INC                 COM               12572Q105   9,856       40,000 SH        SHARED-DEFINED  1, 2, 3           40,000
COCA COLA ENTERPRISES INC     COM               191219104  15,364    1,164,800 SH        SHARED-DEFINED  1, 2, 3        1,164,800
COMPANHIA VALE DO RIO DOCE    SPON ADR PFD      204412100  13,536    1,200,000 SH        SHARED-DEFINED  1, 2, 3        1,200,000
COMPASS MINERALS INTL INC     COM               20451N101  13,529      240,000 SH        SHARED-DEFINED  1, 2, 3          240,000
CORN PRODS INTL INC           COM               219023108  12,569      592,900 SH        SHARED-DEFINED  1, 2, 3          592,900
COSTCO WHSL CORP NEW          COM               22160K105   4,632      100,000 SH        SHARED-DEFINED  1, 2, 3          100,000
CROWN CASTLE INTL CORP        COM               228227104  10,366      507,900 SH        SHARED-DEFINED  1, 2, 3          507,900
CROWN HOLDINGS INC            COM               228368106  29,980    1,318,982 SH        SHARED-DEFINED  1, 2, 3        1,318,982
CSX CORP                      COM               126408103   6,983      270,145 SH        SHARED-DEFINED  1, 2, 3          270,145
CVS CAREMARK CORPORATION      COM               126650100  25,718      935,525 SH        SHARED-DEFINED  1, 2, 3          935,525
D R HORTON INC                COM               23331A109   1,913      197,200 SH        SHARED-DEFINED  1, 2, 3          197,200
DEERE & CO                    COM               244199105   4,931      150,000 SH        SHARED-DEFINED  1, 2, 3          150,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.000% 3/1   251591AS2   2,350    5,000,000 PRN       SHARED-DEFINED  1, 2, 3        5,000,000
DEVELOPERS DIVERSIFIED RLTY   NOTE 3.500% 8/1   251591AQ6  10,455   20,500,000 PRN       SHARED-DEFINED  1, 2, 3       20,500,000
DEVON ENERGY CORP NEW         COM               25179M103  15,642      350,000 SH        SHARED-DEFINED  1, 2, 3          350,000
DISCOVER FINL SVCS            COM               254709108      76       12,100 SH        SHARED-DEFINED  1, 2, 3           12,100
EAGLE BULK SHIPPING INC       COM               Y2187A101   1,152      271,000 SH        SHARED-DEFINED  1, 2, 3          271,000
EBAY INC                      COM               278642103   8,918      710,000 SH        SHARED-DEFINED  1, 2, 3          710,000
ENERGY TRANSFER EQUITY L P    COM UT LTD PTN    29273V100  35,278    1,669,548 SH        SHARED-DEFINED  1, 2, 3        1,669,548
FOUNDATION COAL HLDGS INC     COM               35039W100   1,579      110,000 SH        SHARED-DEFINED  1, 2, 3          110,000
GENWORTH FINL INC             COM CL A          37247D106     570      300,000 SH        SHARED-DEFINED  1, 2, 3          300,000
GOLDMAN SACHS GROUP INC       COM               38141G104  10,602      100,000 SH        SHARED-DEFINED  1, 2, 3          100,000
GOOGLE INC                    CL A              38259P508   7,309       21,000 SH        SHARED-DEFINED  1, 2, 3           21,000
GRAFTECH INTL LTD             COM               384313102  24,194    3,927,586 SH        SHARED-DEFINED  1, 2, 3        3,927,586
HILLTOP HOLDINGS INC          COM               432748101   2,280      200,000 SH        SHARED-DEFINED  1, 2, 3          200,000
INTEL CORP                    COM               458140100   2,968      197,484 SH        SHARED-DEFINED  1, 2, 3          197,484
INTERCONTINENTALEXCHANGE INC  COM               45865V100   8,564      115,000 SH        SHARED-DEFINED  1, 2, 3          115,000
LENNAR CORP                   CL A              526057104   1,502      200,000 SH        SHARED-DEFINED  1, 2, 3          200,000
MAGELLAN MIDSTREAM HLDGS LP   COM LP INTS       55907R108  10,673      609,868 SH        SHARED-DEFINED  1, 2, 3          609,868
MARSH & MCLENNAN COS INC      COM               571748102   8,100      400,000 SH        SHARED-DEFINED  1, 2, 3          400,000
MASTERCARD INC                CL A              57636Q104  25,122      150,000 SH        SHARED-DEFINED  1, 2, 3          150,000
MFA FINANCIAL INC             COM               55272X102   4,185      711,650 SH        SHARED-DEFINED  1, 2, 3          711,650
NAVISTAR INTL CORP NEW        COM               63934E108  10,436      311,900 SH        SHARED-DEFINED  1, 2, 3          311,900
NBT BANCORP INC               COM               628778102   4,328      200,000 SH        SHARED-DEFINED  1, 2, 3          200,000
NEXEN INC                     COM               65334H102     848       50,000 SH        SHARED-DEFINED  1, 2, 3           50,000
NUSTAR ENERGY LP              UNIT COM          67058H102   2,664       57,772 SH        SHARED-DEFINED  1, 2, 3           57,772
ORACLE CORP                   COM               68389X105   1,807      100,000 SH        SHARED-DEFINED  1, 2, 3          100,000
PENN VA CORP                  COM               707882106     824       75,000 SH        SHARED-DEFINED  1, 2, 3           75,000
PROLOGIS                      NOTE 2.250% 4/0   743410AQ5   9,180   17,000,000 PRN       SHARED-DEFINED  1, 2, 3       17,000,000
PROLOGIS                      SH BEN INT        743410102     715      110,000 SH        SHARED-DEFINED  1, 2, 3          110,000
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297  18,329      420,000 SH        SHARED-DEFINED  1, 2, 3          420,000
QUEST DIAGNOSTICS INC         COM               74834L100  23,644      497,986 SH        SHARED-DEFINED  1, 2, 3          497,986
RANGE RES CORP                COM               75281A109  46,832    1,137,804 SH        SHARED-DEFINED  1, 2, 3        1,137,804
RECKSON OPER PARTNERSHIP L P  DEB 4.000% 6/1    75621LAJ3  12,600   14,000,000 PRN       SHARED-DEFINED  1, 2, 3       14,000,000
RYLAND GROUP INC              COM               783764103  14,799      888,300 SH        SHARED-DEFINED  1, 2, 3          888,300
SANDERSON FARMS INC           COM               800013104     376       10,000 SH        SHARED-DEFINED  1, 2, 3           10,000
SCHERING PLOUGH CORP          COM               806605101  16,485      700,000 SH        SHARED-DEFINED  1, 2, 3          700,000
SLM CORP                      COM               78442P106   2,823      570,210 SH        SHARED-DEFINED  1, 2, 3          570,210
SPDR GOLD TRUST               GOLD SHS          78463V107  65,472      725,213 SH        SHARED-DEFINED  1, 2, 3          725,213
TERRA INDS INC                COM               880915103   8,427      300,000 SH        SHARED-DEFINED  1, 2, 3          300,000
TRANSOCEAN LTD                REG SHS           H8817H100  26,893      457,054 SH        SHARED-DEFINED  1, 2, 3          457,054
VISA INC                      COM CL A          92826C839  12,365      222,400 SH        SHARED-DEFINED  1, 2, 3          222,400
VORNADO RLTY L P              DBCV 3.625%11/1   929043AE7   5,530    7,000,000 PRN       SHARED-DEFINED  1, 2, 3        7,000,000
WEATHERFORD INTERNATIONAL LT  REG               H27013103   6,089      550,000 SH        SHARED-DEFINED  1, 2, 3          550,000
WELLPOINT INC                 COM               94973V107  10,400      273,900 SH        SHARED-DEFINED  1, 2, 3          273,900
WELLS FARGO & CO NEW          COM               949746101   4,272      300,000 SH        SHARED-DEFINED  1, 2, 3          300,000
WESTERN REFNG INC             COM               959319104   1,239      103,768 SH        SHARED-DEFINED  1, 2, 3          103,768
WYETH                         COM               983024100   4,304      100,000 SH        SHARED-DEFINED  1, 2, 3          100,000
XTO ENERGY INC                COM               98385X106   7,655      250,000 SH        SHARED-DEFINED  1, 2, 3          250,000

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